Goodwill - Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 114,782	$ 110,479
United States [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	33,330	33,387
Rest of North America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	1,961	1,864
Mexico [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	13,141	12,250
Colombia [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	15,020	13,821
Rest of Middle Americas [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	23,866	23,205
Brazil [Member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,351	2,953
Rest of South America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	1,345	1,345
Europe [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,293	2,051
South Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	9,116	8,584
Rest of Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	4,503	4,547
China [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,003	2,948
Rest of Asia Pacific [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,261	2,998
Global Export and Holding Companies [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 591	$ 526